COMMITMENTS AND CONTINGENCIES (Details Narrative)	5 Months Ended
Sep. 30, 2025 USD ($) shares
Loss Contingencies [Line Items]
Underwriters agreement description	The underwriters are entitled to cash underwriting fee of two percent (2%) or $1,200,000 (or up to $1,380,000 if the underwriters’ over – allotment is exercised in full) upon the closing of the Proposed Offering and deferred fee of one percent (1%) of the gross proceeds of the Proposed Offering, or $600,000 (or up to $690,000 if the underwriters’ over- allotment is exercised in full) upon closing of the Business Combination (or 5.9% of the trust balance upon the consummation of an initial business combination, whichever amount is greater). Excludes certain fees and expenses payable to the underwriters in connection with this offering. The underwriters have agreed to reimburse certain of our expenses in connection with this offering, not to exceed $600,000 (or $690,000 if the underwriter’s over-allotment option is exercised in full).
Administrative Services Arrangement [Member]
Loss Contingencies [Line Items]
Related party transaction, amounts of transaction | $	$ 10,000
Over-Allotment Option [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share grant | shares	225,000